Warrant Liabilities (Details) - USD ($)				6 Months Ended
	May 18, 2026	Mar. 13, 2026	Mar. 11, 2026	Jun. 30, 2026
Warrant Liabilities [Line Items]
Reflect reverse stock split				80:1
Units of warrants before the split				720,779
Immaterial Change		$ 6,777	$ 6,777
Warrant [Member]
Warrant Liabilities [Line Items]
Warrant issued			9,010
Exercise price (in Dollars per share)			$ 4.17
Reflect reverse stock split	80:1
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Share issued				42,996
Units of warrants before the split				(3,439,689)
Common Stock [Member]
Warrant Liabilities [Line Items]
Number of purchased common shares			1